UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3850

Exact name of registrant as specified in charter: Delaware Group Tax-Free Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders

The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELAWARE TAX-FREE USA INTERMEDIATE FUND and DELWARE TAX-FREE USA FUND of the Registrant, information on which is included in the following shareholder reports.

Semiannual Report	Delaware
Tax-Free USA Fund

Delaware
Tax-Free USA Intermediate
Fund

Delaware
National High-Yield Municipal
Bond Fund
February 28, 2007

                                              Fixed income mutual funds

Table of contents

> Disclosure of Fund expenses	1
> Sector allocations and credit quality breakdowns	3
> Statements of net assets	5
> Statements of operations	25
> Statements of changes in net assets	26
> Financial highlights	27
> Notes to financial statements	36
> About the organization	44

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free USA Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,030.10	0.88%	$4.43
Class B	1,000.00	1,025.30	1.64%	8.24
Class C	1,000.00	1,026.20	1.64%	8.24
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,016.66	1.64%	8.20
Class C	1,000.00	1,016.66	1.64%	8.20

Delaware Tax-Free USA Intermediate Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,025.50	0.76%	$3.82
Class B	1,000.00	1,021.20	1.61%	8.07
Class C	1,000.00	1,020.40	1.61%	8.07
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.03	0.76%	$3.81
Class B	1,000.00	1,016.81	1.61%	8.05
Class C	1,000.00	1,016.81	1.61%	8.05

(continues)     1

Disclosure of Fund expenses

Delaware National High-Yield Municipal Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,035.00	0.92%	$4.64
Class B	1,000.00	1,031.10	1.67%	8.41
Class C	1,000.00	1,031.00	1.67%	8.41
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free USA Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.06%
Corporate Revenue Bonds	7.87%
Education Revenue Bonds	6.58%
Electric Revenue Bonds	5.61%
Escrowed to Maturity Bonds	6.45%
Health Care Revenue Bonds	18.58%
Housing Revenue Bonds	2.24%
Lease Revenue Bonds	5.07%
Local General Obligation Bonds	7.40%
Pre-Refunded Bonds	10.61%
Special Tax Bonds	6.24%
State General Obligation Bonds	10.20%
Transportation Revenue Bonds	4.59%
Water & Sewer Revenue Bonds	5.62%
Variable Rate Demand Notes	1.19%
Total Value of Securities	98.25%
Receivables and Other Assets Net of Liabilities	1.75%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	44.24%
AA	19.12%
A	9.49%
BBB	20.12%
BB	1.10%
NR	5.93%
Total	100.00%

Delaware Tax-Free USA Intermediate Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.48%
Corporate Revenue Bonds	5.33%
Education Revenue Bonds	8.76%
Electric Revenue Bonds	5.47%
Escrowed to Maturity Bonds	0.07%
Health Care Revenue Bonds	15.22%
Housing Revenue Bonds	0.47%
Lease Revenue Bonds	4.56%
Local General Obligation Bonds	12.37%
Pre-Refunded Bonds	7.79%
Resource Recovery Bonds	0.57%
Special Tax Bonds	8.77%
State General Obligation Bonds	19.29%
Transportation Revenue Bonds	5.06%
Water & Sewer Revenue Bonds	3.75%
Variable Rate Demand Notes	1.93%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	44.77%
AA	20.03%
A	15.97%
BBB	12.33%
BB	0.46%
NR	6.44%
Total	100.00%

(continues)     3

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware National High-Yield Municipal Bond Fund

Percentage
Sector	of Net Assets
Municipal Bonds	97.27%
Corporate Revenue Bonds	15.67%
Education Revenue Bonds	13.32%
Health Care Revenue Bonds	31.16%
Lease Revenue Bonds	3.23%
Local General Obligation Bonds	11.80%
Pre-Refunded Bonds	14.12%
Special Tax Bonds	4.63%
Transportation Revenue Bonds	3.34%
Total Value of Securities	97.27%
Receivables and Other Assets Net of Liabilities	2.73%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	7.81%
A	7.19%
BBB	30.92%
BB	3.82%
B	1.23%
NR	49.03%
Total	100.00%

Statements of net assets

Delaware Tax-Free USA Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.06%
Corporate Revenue Bonds – 7.87%
Brazos, Texas River Authority
Pollution Control Revenue
(Texas Utilities)
5.40% 5/1/29 (AMT)	$3,000,000	$ 3,091,920
•(TXU Energy Co. Project)
Series B 6.30% 7/1/32 (AMT)	3,500,000	3,777,900
Cloquet, Minnesota Pollution
Control Revenue (Potlatch Corp.
Project) 5.90% 10/1/26	1,695,000	1,739,901
‡@Columbus, Kansas Industrial Revenue
(ACE Electrical Acquisition)
7.00% 8/1/17 (AMT)	800,000	240,000
Connecticut State Development
Authority Pollution Control
Revenue (Connecticut Light &
Power) Series A 5.85% 9/1/28	4,000,000	4,201,960
Indianapolis, Indiana Airport Authority
Revenue Special Facilities (Federal
Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,925,230
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	2,045,300
Mason County, West Virginia
Pollution Control Revenue
(Appalachian Power Co. Project)
Series K 6.05% 12/1/24
(AMBAC)	3,000,000	3,206,100
Mississippi Business Finance
Corporation Pollution Control
Revenue (System Energy
Resources, Inc. Project)
5.90% 5/1/22	3,000,000	3,032,100
Petersburg, Indiana Pollution
Control Revenue (Indianapolis
Power & Light Co. Project)
6.375% 11/1/29 (AMT)	5,000,000	5,433,250
Phenix City, Alabama Industrial
Development Board Environmental
Improvement Revenue (Mead
Westvaco Corp. Project) Series A
6.35% 5/15/35 (AMT)	3,000,000	3,233,040
•Port Morrow, Oregon Pollution
Control Revenue (Portland
General Electric Co.) Series A
5.20% 5/1/33	2,600,000	2,665,364
Puerto Rico Industrial, Medical &
Environmental Pollution Control
Facilities Financing Authority
Revenue (PepsiCo Inc. Project)
6.25% 11/15/13	1,250,000	1,293,325
Richmond County, Georgia
Development Authority
Environmental Improvement
Revenue (International Paper Co.)
Series B 5.95% 11/15/25 (AMT)	5,000,000	5,325,950
South Carolina Jobs Economic
Development Authority
Industrial Revenue (South
Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32
(AMBAC) (AMT)	500,000	534,385
Suffolk County, New York Industrial
Development Agency Revenue
(Keyspan-Port Jefferson Energy
Center) 5.25% 6/1/27 (AMT)	3,500,000	3,704,120
Sugar Creek, Missouri Industrial
Development Revenue (Lafarge
North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	532,355
Sweetwater County, Wyoming
Solid Waste Disposal
Revenue (FMC Corp. Project)
5.60% 12/1/35 (AMT)	5,000,000	5,349,300
		52,331,500
Education Revenue Bonds – 6.58%
Amherst, New York Industrial
Development Agency Civic
Facilities Revenue (UBF Faculty
Student Housing) Series A
5.75% 8/1/30 (AMBAC)	1,300,000	1,407,445
Illinois Financial Authority Revenue
(Illinois Institute of Technology)
Series A 5.00% 4/1/36	2,600,000	2,725,684
Massachusetts State Development
Finance Agency Revenue
(Massachusetts College of
Pharmacy Project) Series C
5.75% 7/1/33	500,000	541,625
Massachusetts State Health &
Educational Facilities Authority
Revenue (Nichols College
Project) Series C
6.00% 10/1/17	908,000	962,271
6.125% 10/1/29	1,000,000	1,055,970
Milledgeville-Baldwin County,
Georgia Development Authority
Revenue (Georgia College &
State University Foundation
Project) 6.00% 9/1/33	1,000,000	1,112,640
Missouri State Health & Educational
Facilities Authority Educational
Facilities Revenue (University of
Health Sciences)
5.00% 6/1/31 (MBIA)	1,000,000	1,037,750

(continues)     5

Statements of net assets

Delaware Tax-Free USA Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Hampshire Higher Educational
& Health Facilities Authority
Revenue (New Hampton School
Issue) 5.375% 10/1/28	$ 3,070,000	$ 3,156,512
New Jersey State Educational
Facilities Authority Revenue
(Stevens Institute of Technology)
Series B 5.25% 7/1/24	2,085,000	2,223,319
New York City, New York Industrial
Development Agency Civic
Facilities Revenue (Vaughn
College Aeronautics) Series B
5.00% 12/1/31	1,510,000	1,513,926
5.25% 12/1/36	1,420,000	1,451,993
North Carolina Capital Facilities
Financial Agency Revenue
(Duke University Project)
Series A 5.00% 10/1/44	3,625,000	3,874,037
Series B 4.25% 7/1/42	2,375,000	2,313,393
Oregon Health & Science University
Revenue (Capital Appreciation
Insured) Series A
5.00% 7/1/32 (MBIA)	2,000,000	2,104,240
^5.50% 7/1/21 (MBIA)	2,000,000	1,112,780
Oregon State Facilities Authority
Revenue Series A
(College Housing Northwest
Project) 5.45% 10/1/32	1,000,000	1,034,880
(College Independent
Student Housing Project)
5.25% 7/1/30 (XLCA)	1,630,000	1,765,404
(Linfield College Project)
5.00% 10/1/30	600,000	630,318
Pennsylvania State Higher
Educational Facilities Authority
Revenue (Widener University)
5.375% 7/15/29	1,000,000	1,069,160
Saint Louis, Missouri Industrial
Development Authority Revenue
(Confluence Academy Project)
Series A
5.25% 6/15/25	1,150,000	1,170,022
5.35% 6/15/32	2,300,000	2,333,925
University of Texas Revenue (FING
System) Series B 5.00% 8/15/37	7,070,000	7,556,274
University of the Virgin Islands
Series A 5.375% 6/1/34	500,000	536,470
Vermont University & State
Agriculture College
5.125% 10/1/37 (AMBAC)	1,000,000	1,054,300
		43,744,338
Electric Revenue Bonds – 5.61%
Chelan County, Washington
Public Utilities District #001
Consolidated Revenue (Chelan
Hydro System) Series A
5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	5,322,800
Emerald Peoples, Oregon
Utilities District Series A
5.25% 11/1/22 (FSA)	750,000	809,873
Missouri Joint Municipal Electric
Utilities Commission Revenue
Power Project (Plum Point
Project) 5.00% 1/1/34 (MBIA)	7,000,000	7,487,060
Missouri State Environmental
Improvement & Energy Resource
Authority Pollution Control
Revenue Refunding (St. Joseph
Light & Power Company Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,214,938
Orlando, Florida Utilities
Commission Water & Electric
Revenue 5.25% 10/1/20	925,000	990,185
Puerto Rico Electric Power
Authority Power Revenue
Series II 5.25% 7/1/31	6,000,000	6,383,400
Series NN 5.125% 7/1/29	1,400,000	1,478,946
Series PP 5.00% 7/1/25 (FGIC)	1,000,000	1,071,900
Richmond, Virginia Public Utilities
Revenue 5.00% 1/15/27 (FSA)	10,000,000	10,447,999
Sikeston, Missouri Electric Revenue
Refunding 6.00% 6/1/13 (MBIA)	1,000,000	1,129,460
		37,336,561
Escrowed to Maturity Bonds – 6.45%
Cape Girardeau County, Missouri
Industrial Development
Authority Health Care Facilities
Revenue (Southeast Missouri
Hospital) 5.25% 6/1/16 (MBIA)	440,000	478,170
^Greene County, Missouri Single
Family Mortgage Revenue
Municipal Multiplier (Private
Mortgage Insurance)
6.10% 3/1/16	1,225,000	864,262
Liberty, Missouri Sewer System
Revenue 6.00% 2/1/08 (MBIA)	130,000	132,185
Louisiana Public Facilities Authority
Hospital Revenue (Southern
Baptist Hospital, Inc. Project)
8.00% 5/15/12	4,930,000	5,458,693
Missouri State Health & Educational
Facilities Authority Health
Facilities Revenue Refunding
(SSM Health Care) Series AA
6.40% 6/1/10 (MBIA)	500,000	541,125

	Principal
	Amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds (continued)
New Jersey State Highway
Authority Garden State
Parkway General Revenue
(Senior Parkway)
5.50% 1/1/14 (FGIC)	$ 5,000,000	$ 5,553,700
5.50% 1/1/15 (FGIC)	7,310,000	8,206,060
5.50% 1/1/16 (FGIC)	1,000,000	1,133,420
Oklahoma State Turnpike
Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	16,757,413
Umatilla County, Oregon Hospital
Facility Authority Revenue
(Catholic Health Initiatives)
Series A 5.50% 3/1/32	1,000,000	1,069,340
Virgin Islands Public Finance
Authority Revenue Series A
7.30% 10/1/18	2,200,000	2,729,848
		42,924,216
Health Care Revenue Bonds – 18.58%
Akron Bath Copley, Ohio
Joint Township Hospital
District Revenue (Summa
Health System) Series A
5.25% 11/15/31 (RADIAN)	3,000,000	3,194,340
California Statewide Communities
Development Authority
Revenue (Kaiser Permenante)
5.25% 3/1/45	8,500,000	9,068,395
Cape Girardeau County, Missouri
Industrial Development Authority
Health Care Facilities Revenue
Unrefunded Balance
(Southeast Missouri Hospital)
5.25% 6/1/16 (MBIA)	560,000	603,299
(St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	1,069,630
Chatham County, Georgia Hospital
Authority Revenue (Memorial
Health Medical Center) Series A
6.125% 1/1/24	1,000,000	1,093,540
Cleveland-Cuyahoga County, Ohio
Port Authority Revenue Senior
Housing (St. Clarence-Geac)
Series A 6.25% 5/1/38	1,500,000	1,556,370
Colorado Health Facilities Authority
Revenue (Evangelical Lutheran)
Series A 5.25% 6/1/34	4,275,000	4,488,921
Cumberland County, Pennsylvania
Municipal Authority Revenue
(Diakon Lutheran Ministries
Project) 5.00% 1/1/36	2,570,000	2,668,020
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health
Systems) Series A 5.50% 1/1/29	7,500,000	8,087,175
Duluth, Minnesota Economic
Development Authority
Health Care Facilities Revenue
(Benedictine Health System St.
Mary’s Hospital) 5.25% 2/15/33	5,000,000	5,254,000
Florence County, South Carolina
Hospital Revenue (McLeod
Regional Medical Center Project)
Series A 5.25% 11/1/27 (FSA)	3,355,000	3,626,151
Gainesville & Hall County, Georgia
Development Authority Revenue
Senior Living Facilities (Lanier
Village Estates Project) Series C
7.25% 11/15/29	1,000,000	1,086,750
Henrico County, Virginia Economic
Development Authority Revenue
(Bon Secours Health System,
Inc.) Series A 5.60% 11/15/30	3,140,000	3,344,791
Highlands County, Florida Health
Facilities Authority Revenue
(Adventist Health System)
Series C 5.25% 11/15/36	3,500,000	3,742,865
Illinois Health Facilities
Authority Revenue (Elmhurst
Memorial Healthcare Project)
5.625% 1/1/28	2,000,000	2,138,140
Jacksonville, Florida Economic
Development Community
Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	7,000,000	7,404,600
Johnson City, Tennessee Health
and Educational Facilities Board
Hospital Revenue First Mortgage
(Mountain States Health)
Series A 5.50% 7/1/36	3,000,000	3,233,670
Joplin, Missouri Industrial
Development Authority Health
Facilities Revenue (Freeman
Health System Project)
5.375% 2/15/35	255,000	271,488
5.75% 2/15/35	405,000	445,249
Knox County, Tennessee Health
Educational & Housing Facilities
Board Hospital Revenue (East
Tennessee Hospital Project)
Series B 5.75% 7/1/33	1,000,000	1,075,650
Louisiana Public Facilities Authority
Revenue (Ochsner Clinic
Foundation Project) Series B
5.50% 5/15/32	1,500,000	1,596,990
Lucas County, Ohio Health Care
Facility Revenue (Sunset
Retirement Communities)
Series A 6.625% 8/15/30	2,000,000	2,149,020

(continues)     7

Statements of net assets

Delaware Tax-Free USA Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Massachusetts State Health &
Educational Facilities Authority
Revenue (Milford Regional
Medical Center Issue) Series E
5.00% 7/15/32	$2,000,000	$2,077,060
Michigan State Hospital Finance
Authority Revenue
(Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,734,395
(Oakwood Obligation Group)
Series A 5.75% 4/1/32	2,500,000	2,702,775
(Trinity Health Credit)
Series C 5.375% 12/1/30	6,000,000	6,409,080
Missouri State Health & Educational
Facilities Authority Health
Facilities Revenue Refunding
(Lake Regional Health System
Project) 5.70% 2/15/34	500,000	537,095
Montgomery County, Pennsylvania
Industrial Development
Authority Revenue (Acts
Retirement Communities)
Series A 4.50% 11/15/36	2,000,000	1,950,240
Multnomah County, Oregon
Hospital Facilities Authority
Revenue (Providence Health
System) 5.25% 10/1/22	3,500,000	3,785,075
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care
System) Series A 5.00% 7/1/29	3,060,000	3,185,338
New York State Dormitory
Authority Revenue (Catholic
Health Services of Long
Island-St. Francis Hospital
Project) 5.10% 7/1/34	2,500,000	2,599,875
North Carolina Medical Care
Commission Health Care
Facilities Revenue
(First Mortgage-Presbyterian
Homes) 5.40% 10/1/27	4,000,000	4,170,080
(Pennybryn at Mayfield Project)
Series A 6.125% 10/1/35	6,000,000	6,406,020
North Carolina Medical Care
Commission Hospital Revenue
(Northeast Medical Center
Project) 5.125% 11/1/34	1,250,000	1,318,825
North Kansas City, Missouri
Hospital Revenue Series A
5.00% 11/15/28 (FSA)	500,000	529,460
Prince William County, Virginia
Industrial Development
Authority Hospital Revenue
(Potomac Hospital Corp.)
5.35% 10/1/36	1,750,000	1,885,800
Puerto Rico Industrial, Tourist,
Educational, Medical &
Environmental Control Facilities
(Hospital Auxilio Mutuo
Obligated Group) Series A
6.25% 7/1/24 (MBIA)	1,200,000	1,208,772
Shelby County, Tennessee Health
Educational & Housing Facilities
Board Revenue (Trezevant
Manor Project) Series A
5.625% 9/1/26	2,500,000	2,585,150
South Carolina Jobs-Economic
Development Authority Hospital
Revenue (Hampton Regional
Medical Center Project)
5.25% 11/1/36	5,000,000	4,992,150
South Miami, Florida Health
Facilities Authority Hospital
Revenue (Baptist Health South
Florida Group) 5.25% 11/15/33	4,000,000	4,220,280
University Colorado Hospital
Authority Revenue Series A
5.25% 11/15/39	2,000,000	2,111,980
		123,608,504
Housing Revenue Bonds – 2.24%
Franklin County, Ohio Multi Family
Revenue (Alger Green) Series A
5.80% 5/20/44 (GNMA) (AMT)	1,150,000	1,218,644
Illinois Development Finance
Authority Revenue (Section 8)
Series A 5.80% 7/1/28 (MBIA)	2,790,000	2,857,296
Illinois Housing Development Authority
Multi Family Revenue (Crystal
Lake Preservation) Series A-1
5.80% 12/20/41 (GNMA)	2,000,000	2,147,260
Milwaukee, Wisconsin
Redevelopment Authority
Multifamily Revenue (City Hall
Square) 6.30% 8/1/38
(FHA) (AMT)	1,455,000	1,496,147
Missouri State Housing Development
Commission Mortgage Revenue
Single Family Homeowner
Loan A 5.20% 9/1/33 (GNMA)
(FNMA) (AMT)	270,000	278,837
Loan A 7.20% 9/1/26 (GNMA)
(FNMA) (AMT)	60,000	60,470
Loan B 7.55% 9/1/27 (GNMA)
(FNMA) (AMT)	15,000	15,246
Loan C 7.25% 9/1/26 (GNMA)
(FNMA) (AMT)	85,000	86,256
Loan C 7.45% 9/1/27 (GNMA)
(FNMA) (AMT)	90,000	91,447

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Missouri State Housing
Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34
(FHA) (AMT)	$1,435,000	$1,510,395
(San Remo) Series 5 5.45% 1/1/36
(FHA) (AMT)	500,000	524,130
New Mexico Mortgage Finance
Authority Revenue
Series B Class III 6.75% 7/1/25
(GNMA) (FNMA)	220,000	225,938
Series E 6.95% 1/1/26
(GNMA) (FNMA)	185,000	187,683
North Dakota State Housing
Finance Agency Multifamily
Revenue Series A
6.15% 12/1/17 (FNMA)	850,000	858,670
Oregon Health, Housing, Educational,
& Cultural Facilities Authority
(Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	1,095,000	1,097,102
Oregon State Housing &
Community Services
Department Mortgage Revenue
Single Family Mortgage Program
Series R 5.375% 7/1/32 (AMT)	985,000	1,014,087
Santa Fe, New Mexico Single Family
Mortgage Revenue Series B-1
6.20% 11/1/16 (GNMA)
(FNMA) (AMT)	165,000	165,587
St. Louis County, Missouri Industrial
Development Authority
Housing Development Revenue
Refunding (Southfield &
Oak Forest Apartment-A)
5.20% 1/20/36 (GNMA)	1,000,000	1,036,910
		14,872,105
Lease Revenue Bonds – 5.07%
California State Public Works Board
Lease Revenue (Department
of General Services-Butterfield
Street) Series A 5.25% 6/1/30	2,750,000	2,962,493
Loudoun County, Virginia Industrial
Development Authority Public
Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (FSA)	700,000	760,396
Missouri State Development
Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,514,556
5.50% 12/1/24	2,480,000	2,660,494
5.625% 12/1/28	2,930,000	3,162,056
(Triumph Foods Project) Series A
5.25% 3/1/25	500,000	523,720
(Sewer System Improvement
Project) Series C 5.00% 3/1/25	605,000	629,484
Oregon State Department of
Administrative Services
Certificates of Participation
Refunding Revenue Series C
5.25% 11/1/15 (MBIA)	1,000,000	1,068,450
Puerto Rico Commonwealth
Industrial Development Company
General Purpose Revenue Series B
5.375% 7/1/16	1,000,000	1,024,390
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities)
Series I 5.25% 7/1/33	12,000,000	12,886,320
•Series J 5.00% 7/1/36 (AMBAC)	2,000,000	2,119,400
St. Charles County, Missouri
Public Water Supply District #2
Revenue Certificate of
Participation (Missouri Project)
Series A 5.25% 12/1/28 (MBIA)	1,000,000	1,055,380
Series B 5.10% 12/1/25 (MBIA)	500,000	514,885
St. Louis, Missouri Junior College
District Leasehold Revenue
5.00% 3/1/23 (AMBAC)	1,000,000	1,071,840
^St. Louis, Missouri Industrial
Development Authority
Leasehold Revenue (Convention
Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,754,018
		33,707,882
Local General Obligation Bonds – 7.40%
Boerne, Texas Independent School
District Building
5.25% 2/1/27 (PSF)	4,000,000	4,274,360
5.25% 2/1/29 (PSF)	2,960,000	3,159,800
Des Peres, Missouri Refunding
5.375% 2/1/20 (AMBAC)	1,000,000	1,110,850
Greene County, Missouri
Reorganization School District
R8 (Direct Deposit Project)
5.10% 3/1/22 (FSA)	1,500,000	1,579,920
Henderson, Nevada Local
Improvement Districts #T-18
5.30% 9/1/35	3,475,000	3,539,635
Jefferson County, Oregon School
District #509J 5.00% 6/15/22 (FGIC)	500,000	525,330
Lammersville, California School
District Community Facilities
District #2002 (Mountain
House) 5.125% 9/1/35	4,125,000	4,262,981

(continues)     9

Statements of net assets

Delaware Tax-Free USA Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Lane County, Oregon School
District #19 (Springfield)
Refunding 6.00% 10/15/14 (FGIC)	$500,000	$576,500
Lewisville, Texas Independent School
District 6.15% 8/15/21 (PSF)	75,000	79,181
Lincoln County, Oregon School
District 5.25% 6/15/12 (FGIC)	700,000	723,646
Melrose Park, Illinois Tax Increment
Series B 6.00% 12/15/19 (FSA)	1,250,000	1,348,825
Missouri State Development
Finance Board Infrastructure
Facilities Revenue (Crackerneck
Creek Project) Series C
5.00% 3/1/26	500,000	522,215
New York City, New York
Series G 5.00% 12/1/33	4,900,000	5,175,233
Series H 6.125% 8/1/25	315,000	321,045
Series I 5.00% 8/1/21	2,500,000	2,661,625
Series I 5.125% 3/1/23	5,875,000	6,239,367
Series J 5.00% 3/1/35	4,000,000	4,231,040
Series J 5.25% 6/1/28	4,950,000	5,296,352
Portland River, Oregon
District Urban Renewal
& Redevelopment
Interstate Corridor Series A
5.00% 6/15/23 (AMBAC)	250,000	265,568
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	2,162,420
Taney County, Missouri
Reorganization School
District R-V (Hollister School
District Direct Deposit Project)
5.00% 3/1/22 (FSA)	1,000,000	1,061,440
^Umatilla County, Oregon School
District #6 R Umatilla Refunding
5.50% 12/15/22 (AMBAC)	200,000	104,850
		49,222,183
§Pre-Refunded Bonds – 10.61%
Alexandria, Virginia Industrial
Development Authority Revenue
(Institute for Defense Analyses)
Series A 5.90% 10/1/30-10
(AMBAC)	6,000,000	6,512,580
Deschutes County, Oregon
Administrative School District #1
Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,058,730
Deschutes County, Oregon Hospital
Facilities Authority Hospital
Revenue (Cascade Health
Services) 5.60% 1/1/32-12	1,250,000	1,352,888
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue Series B
5.50% 6/1/43-13	8,500,000	9,349,744
5.625% 6/1/38-13	7,500,000	8,301,749
Illinois Educational Facilities Authority
Student Housing Revenue
(Educational Advancement
Fund-University Center Project)
6.25% 5/1/30-12	5,000,000	5,647,900
6.25% 5/1/34-07	500,000	502,080
Jackson, Ohio Local School
District (Stark & Summit
Counties) School Facilities
Construction & Improvement
5.625% 12/1/25-10 (FSA)	1,000,000	1,070,710
Jackson, Oregon School District #6
Central Point 5.25% 6/15/20-10
(FGIC)	1,175,000	1,234,890
Lewisville, Texas Independent
School District
6.15% 8/15/21-09 (PSF)	2,085,000	2,207,994
Liberty, Missouri Sewer System
Revenue 6.15% 2/1/15-09
(MBIA)	1,500,000	1,569,765
Linn County, Oregon Community
School District #9 Lebanon
5.60% 6/15/30-13 (FGIC)	2,000,000	2,218,120
Maryland State Economic
Development Corporation,
Student Housing Revenue
(University of Maryland College
Park Project) 5.625% 6/1/35-13	1,125,000	1,248,581
Mississippi Development Bank
Special Obligation (Madison
County Hospital Project)
6.30% 7/1/22-09	2,070,000	2,228,252
New York City, New York
Series H 6.125% 8/1/25-07	4,685,000	4,780,433
Series J 5.25% 6/1/28-13	450,000	491,117
Oregon State Department of
Administrative Services
Certificates of Participation
Series A 5.80% 5/1/24-07
(AMBAC)	1,000,000	1,013,580
Orlando, Florida Utilities
Commission Water & Electric
Revenue 5.25% 10/1/20-11	1,575,000	1,694,275
Payne County, Oklahoma Economic
Development Authority Student
Housing Revenue (Collegiate
Housing Foundation-Oklahoma
State University) Series A
6.375% 6/1/30-11	4,000,000	4,415,240
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	2,500,000	2,726,625

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth
Public Improvement
5.125% 7/1/30-11 (FSA)	$920,000	$976,451
5.375% 7/1/21-07 (MBIA)	50,000	51,047
Series A 5.125% 7/1/31-11	3,495,000	3,709,453
Puerto Rico Housing, Bank
& Finance Agency Single
Family Mortgage Revenue
6.25% 4/1/29-07 (GNMA)
(FNMA) (FHLMC) (AMT)	1,240,000	1,242,542
Southeast Wisconsin Professional
Baseball Park District Sales Tax
Revenue 5.80% 12/15/26-07
(MBIA)	1,000,000	1,010,850
St. Louis, Missouri Airport Revenue
(Capital Improvement Project)
Series A 5.375% 7/1/21-12
(MBIA)	1,635,000	1,770,264
Vancouver, Washington Limited Tax
5.50% 12/1/25-10 (AMBAC)	1,250,000	1,329,325
Wisconsin Housing & Economic
Developing Authority Revenue
6.10% 6/1/21-17 (FHA)	800,000	880,168
		70,595,353
Special Tax Bonds – 6.24%
Bi-State Development Agency
Missouri-Illinois Metropolitan District
(Metrolink Cross County Project)
Series B 5.00% 10/1/32 (FSA)	2,000,000	2,116,000
Jackson County, Missouri Special
Obligation 5.00% 12/1/27 (MBIA)	1,000,000	1,051,970
Louisiana State Gas & Fuels Tax
Revenue Series A
5.00% 5/1/41 (FGIC)	5,000,000	5,331,100
Middlesex County, New Jersey
Improvement Authority Senior
Revenue (Heldrich Center Hotel/
Conference Project) Series A
5.00% 1/1/32	1,500,000	1,513,950
5.125% 1/1/37	1,500,000	1,523,115
New Jersey Economic Development
Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	1,063,970
5.75% 6/15/34	2,000,000	2,158,800
New York City, New York
Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	5,257,250
New York State Dormitory
Authority State Personal
Income Tax Revenue Education
5.00% 3/15/31	5,200,000	5,593,432
New York State Sales Tax
Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	1,000,000	1,096,260
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Revenue
Series B 5.00% 7/1/46	5,600,000	5,909,232
Puerto Rico Convention Center
District Authority Revenue
(Hotel Occupancy Tax)
5.00% 7/1/31 (AMBAC)	6,250,000	6,750,563
Tampa, Florida Sports Authority
Revenue Sales Tax (Tampa Bay
Arena Project)
5.75% 10/1/20 (MBIA)	1,000,000	1,178,610
Truth or Consequences, New
Mexico Gross Receipts Tax
Revenue 6.30% 7/1/16	1,000,000	1,001,900
		41,546,152
State General Obligation Bonds – 10.20%
California State
5.00% 2/1/26 (AMBAC)	5,570,000	5,831,790
5.00% 2/1/33	6,350,000	6,656,959
5.25% 2/1/30 (MBIA)	3,500,000	3,711,365
Illinois State Series A 5.00% 3/1/34	7,000,000	7,373,800
Maryland State & Local Facilities
Land Capital Improvement
Series A
5.00% 8/1/11	5,000,000	5,287,000
5.00% 3/1/12	8,000,000	8,510,960
Pennsylvania State First Series
5.00% 7/1/11	5,955,000	6,276,034
5.00% 7/1/13	3,000,000	3,224,670
Puerto Rico Commonwealth
Public Improvement
5.125% 7/1/30 (FSA)	965,000	1,010,567
5.25% 7/1/27 (FSA)	705,000	743,789
Series A 5.125% 7/1/31	7,880,000	8,174,003
Series A 5.25% 7/1/23	500,000	539,890
Series A 5.50% 7/1/19 (MBIA)	9,000,000	10,490,850
		67,831,677
Transportation Revenue Bonds – 4.59%
Bay Area, California Toll Authority
Revenue Series F 5.00% 4/1/31	7,100,000	7,644,854
Capital Trust Agency
Florida Revenue
(Fort Lauderdale/Cargo
Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	3,948,713
(Orlando/Cargo Acquisition
Project) 6.75% 1/1/32 (AMT)	2,395,000	2,600,036
Dallas-Fort Worth, Texas International
Airport Revenue Series A
5.50% 11/1/31 (FGIC) (AMT)	1,500,000	1,590,720

(continues)     11

Statements of net assets

Delaware Tax-Free USA Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Grapevine, Texas Industrial
Development Corporate
Revenue (Air Cargo)
6.50% 1/1/24 (AMT)	$920,000	$995,339
Houston, Texas Industrial
Development Corporate
Revenue (Air Cargo)
6.375% 1/1/23 (AMT)	2,000,000	2,151,460
Metropolitan, New York
Transportation Authority
Revenue Refunding Series A
5.00% 11/15/30 (FSA)	3,000,000	3,154,050
Pennsylvania State Turnpike
Commission Revenue Series A
5.00% 12/1/34 (AMBAC)	500,000	536,830
South Carolina Transportation
Infrastructure Revenue Series A
5.00% 10/1/33 (AMBAC)	7,500,000	7,910,549
		30,532,551
Water & Sewer Revenue Bonds – 5.62%
Augusta, Georgia Water & Sewer
Revenue 5.25% 10/1/34 (FSA)	4,375,000	4,755,231
Clovis, California Public Financing
Authority Wastewater Revenue
5.25% 8/1/30 (MBIA)	1,000,000	1,094,240
Fulton County, Georgia Water &
Sewer Revenue
5.25% 1/1/35 (FGIC)	1,000,000	1,079,400
Metropolitan St. Louis, Missouri Sewer
District Wastewater Revenue
Series A 5.00% 5/1/34 (MBIA)	1,250,000	1,323,388
Missouri State Environmental
Improvement & Energy
Resource Authority Water
Pollution Control Revenue
Unrefunded Balance (State
Revolving Fund Project) Series A
6.05% 7/1/16 (FSA)	1,060,000	1,062,099
New York City, New York Municipal
Water Finance Authority Water
& Sewer System Revenue
Series A 5.125% 6/15/34	12,125,000	12,769,686
Series A 5.25% 6/15/34	3,705,000	3,932,969
Portland, Oregon Sewer Systems
Revenue (Second Lien)
Series A 5.00% 6/1/23 (FSA)	325,000	345,127
Series B 5.00% 6/15/27 (MBIA)	1,000,000	1,079,370
Sacramento County, California
Sanitation District Financing
Authority Revenue
•4.121% 12/1/35 (FGIC)	2,000,000	2,006,000
5.00% 12/1/36 (FGIC)	4,000,000	4,308,320
Virgin Islands Water & Power
Authority Water System
Revenue 5.50% 7/1/17	510,000	525,866
West Virginia State Water
Development Authority Revenue
(Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	3,133,020
		37,414,716
Total Municipal Bonds
(cost $607,074,836)		645,667,738

•Variable Rate Demand Notes – 1.19%
Allegheny County, Pennsylvania
Hospital Development
Authority Revenue (Childrens
Home-Pittsburgh)
Series B 3.67% 6/1/35	300,000	300,000
Greenville, Tennessee Industrial
Development Board Industrial
Development Revenue (Pet Inc.
Project) 3.67% 5/1/13	660,000	660,000
Massachusetts State Consolidated
Loan Series B 3.66% 3/1/26	1,000,000	1,000,000
Missouri State Health & Educational
Facilities Authority Revenue
(St. Louis University Project)
Series A 3.64% 10/1/35 (MBIA)	4,000,000	4,000,000
University of Minnesota Weekly
Series A 3.50% 1/1/34	2,000,000	2,000,000
Total Variable Rate Demand Notes
(cost $7,960,000)		7,960,000

Total Value of Securities – 98.25%
(cost $615,034,836)		653,627,738
Receivables and Other Assets
Net of Liabilities – 1.75%		11,608,777
Net Assets Applicable to 56,964,511
Shares Outstanding – 100.00%		$665,236,515

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($631,808,347 / 54,101,618 Shares)		$11.68
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($18,738,131 / 1,605,165 Shares)		$11.67
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($14,690,037 / 1,257,728 Shares)		$11.68

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$631,166,906
Undistributed net investment income		1,790
Accumulated net realized loss on investments		(4,525,083)
Net unrealized appreciation of investments		38,592,902
Total net assets		$665,236,515

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance XLCA — Insured by XL Capital Assurance

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

@	Illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $240,000, which represented 0.04% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

‡	Non-income producing security. Security is currently in default.

Net Asset Value and Offering Price per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)		$11.68
Sales charge (4.50% of offering price) (B)		0.55
Offering price		$12.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     13

Statements of net assets

Delaware Tax-Free USA Intermediate Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.48%
Corporate Revenue Bonds – 5.33%
Alliance Airport Authority, Texas
Special Facilities Revenue
(Federal Express Corp. project)
4.85% 4/1/21 (AMT)	$2,000,000	$2,051,980
Brazos, Texas River Authority
Pollution Control Revenue
(Texas Utilities)
5.40% 5/1/29 (AMT)	1,000,000	1,030,640
Connecticut State Development
Authority Pollution Control
Revenue (Connecticut Light &
Power) Series A
•3.35% 5/1/31(AMBAC) (AMT)	1,300,000	1,289,886
5.85% 9/1/28	1,145,000	1,202,811
•Farmington, New Mexico Pollution
Control Revenue (El Paso
Electric Co. Project) Series A
4.00% 6/1/32 (FGIC)	1,000,000	1,000,780
•Forsyth, Montana Pollution Control
Revenue (Portland General
Project) Series A 5.20% 5/1/33	1,005,000	1,030,266
Indianapolis, Indiana Airport
Authority Revenue Special
Facilities (Federal Express Corp.
Project) 5.10% 1/15/17 (AMT)	750,000	797,790
Michigan State Strategic Funding
Limited Obligation Revenue
(Detroit Edison Co. Project)
Series A 5.50% 6/1/30
(XLCA) (AMT)	1,000,000	1,084,910
Ohio State Air Quality Development
Authority Revenue
Environmental Improvement
(USX Project) 5.00% 11/1/15	1,000,000	1,059,250
Prattville, Alabama Industrial
Development Board
Environmental Improvement
Revenue (International
Paper Co. Project) Series A
6.70% 3/1/24 (AMT)	1,000,000	1,072,190
•Sabine, Texas River Authority
Pollution Control Revenue (TXU
Electric Co. Project) Series A
5.50% 5/1/22	1,000,000	1,034,430
South Carolina Jobs Economic
Development Authority
Industrial Revenue (South
Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32
(AMBAC) (AMT)	500,000	534,385
Sugar Creek, Missouri Industrial
Development Revenue (Lafarge
North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	532,355
Toledo, Lucas County, Ohio
Port Authority Development
Revenue (Northwest Ohio Bond
Fund-Alex Products Inc.) Series B
6.125% 11/15/09 (AMT)	650,000	671,528
		14,393,201
Education Revenue Bonds – 8.76%
California Municipal Finance
Authority Educational Revenue
(American Heritage Education
Foundation Project) Series A
5.25% 6/1/26	1,000,000	1,058,930
Chattanooga, Tennessee Health
Educational & Housing
Facilities Board Revenue (CDFI
Phase I, LLC Project) Series B
5.50% 10/1/20	1,220,000	1,271,630
El Paso County, Texas Community
College District Revenue
(Combination Fee Building)
5.00% 4/1/21 (MBIA)	1,250,000	1,359,950
Fulton County, Georgia
Development Authority Revenue
(Molecular Science Building
Project) 5.25% 5/1/21 (MBIA)	1,000,000	1,084,380
Grand Traverse, Michigan Public
School Academy Revenue
5.00% 11/1/36	900,000	919,746
Illinois Finance Authority Student
Housing Revenue Series B
5.00% 5/1/30	1,250,000	1,283,200
Illinois Financial Authority Revenue
(Illinois Institute of Technology)
Series A 5.00% 4/1/36	825,000	864,881
Massachusetts State Health
& Educational Facilities
Authority Revenue (Nichols
College Project) Series C
6.125% 10/1/29	1,000,000	1,055,970
Michigan Higher Education
Facilities Authority Revenue
(Kalamazoo College Project)
5.50% 12/1/19	500,000	536,235
New Jersey State Educational
Facilities Authority Revenue
(Georgian Court College
Project) Series C 6.50% 7/1/33	500,000	565,490
New York State Dormitory
Authority Revenue
(Brooklyn Law School) Series A
5.50% 7/1/18 (RADIAN)	1,000,000	1,085,560
(Long Island University) Series B
5.50% 9/1/20 (RADIAN)	1,000,000	1,086,100

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
¶New York State Dormitory
Authority Revenue Non State
Supported Debt (University
of Rochester) Series A-2
4.65% 7/1/39	$1,445,000	$1,200,838
North Carolina Capital Facilities
Financial Agency Revenue (Duke
University Project) Series B
4.25% 7/1/42	460,000	448,068
Ohio State Higher Educational
Facility Revenue
(John Carroll University)
5.50% 11/15/18	335,000	366,289
•(Kenyon College Project)
4.70% 7/1/37	1,000,000	1,038,860
Ohio State University General
Receipts Series B 5.25% 6/1/21	1,000,000	1,076,570
Pennsylvania State Higher
Educational Facilities Authority
College & University Revenue
(Geneva College Project)
6.125% 4/1/22	1,000,000	1,075,750
Tulsa, Oklahoma Industrial
Authority Student Housing
Revenue (University of Tulsa)
5.00% 10/1/37	1,000,000	1,050,490
University of California Revenue
Series A 5.125% 5/15/20
(AMBAC)	250,000	269,530
University of Oklahoma Research
Facilities Revenue 5.00% 3/1/23
(AMBAC)	1,065,000	1,125,748
University of Texas Revenue (FING
System) Series F 5.00% 8/15/24	3,510,000	3,806,595
		23,630,810
Electric Revenue Bonds – 5.47%
Long Island, New York
Power Authority Electric
System Revenue Series E
5.00% 12/1/22 (FGIC)	2,500,000	2,715,975
Metropolitan Government Nashville
& Davidson County, Tennessee
Electric Revenue Series B
5.50% 5/15/14	1,000,000	1,112,660
•Nebraska Gas Project Revenue
(Central Plains Energy Project #1)
Series B 4.248% 12/1/26	2,175,000	2,177,175
Oliver County, North Dakota
Pollution Control Revenue
(Square Butte Electric Coop)
Series A 5.30% 1/1/27
(AMBAC)	1,500,000	1,564,065
Orlando, Florida Utilities
Commission Water & Electric
Revenue 5.25% 10/1/20	555,000	594,111
Philadelphia, Pennsylvania Gas
Works Revenue First Series A
5.375% 7/1/15 (FSA)	2,000,000	2,040,200
Roseville, California National
Gas Financing Authority Gas
Revenue 5.00% 2/15/18	2,500,000	2,730,550
South Carolina State Public Service
Authority Revenue Refunding
Series A 5.125% 1/1/21 (FSA)	1,000,000	1,069,140
Texas Municipal Power Agency
Revenue 4.00% 9/1/11
(AMBAC)	750,000	750,930
		14,754,806
Escrowed to Maturity Bonds – 0.07%
Southcentral, Pennsylvania General
Authority Revenue (Wellspan
Health Obligated Project)
5.625% 5/15/26	180,000	194,351
		194,351
Health Care Revenue Bonds – 15.22%
Apple Valley, Minnesota Economic
Development Authority Health
Care Revenue (Evercare Senior
Living LLC Projects) Series A
6.00% 12/1/25	1,000,000	1,016,710
California Health Facilities
Financing Authority Revenue
Insured (California-Nevada-
Methodist) 5.00% 7/1/26	1,745,000	1,851,166
California Statewide Communities
Development Authority
Revenue (Kaiser Permenante)
5.25% 3/1/45	2,000,000	2,133,740
Chatham County, Georgia Hospital
Authority Revenue (Memorial
Health Medical Center) Series A
6.125% 1/1/24	1,000,000	1,093,540
Cleveland-Cuyahoga County,
Ohio Port Authority Revenue
(Saint Clarence-Geac) Series A
6.125% 5/1/26	715,000	740,275
Cumberland County, Pennsylvania
Municipal Authority Revenue
(Diakon Lutheran Ministries
Project) 5.00% 1/1/36	1,070,000	1,110,810
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health System)
Series A 6.00% 1/1/21	1,000,000	1,114,250
Duluth, Minnesota Economic
Development Authority Health
Care Facilities Revenue (Benedictine
Health System St. Mary’s Hospital)
5.50% 2/15/23	1,000,000	1,076,840

(continues)     15

Statements of net assets

Delaware Tax-Free USA Intermediate Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Florence County, South Carolina
Hospital Revenue (McLeod
Regional Medical Center Project)
Series A 5.25% 11/1/27 (FSA)	$1,000,000	$1,080,820
•Highlands County, Florida Health
Facilities Authority Revenue
(Adventist Health System)
Series I 5.00% 11/15/29	2,000,000	2,056,340
Indiana Health Facility Financing
Authority Hospital Revenue
(Deaconess Hospital Obligation)
Series A 5.375% 3/1/29
(AMBAC)	700,000	758,093
Lakeland, Florida Hospital System
Revenue (Lakeland Regional
Health System) 5.00% 11/15/32	3,000,000	3,120,389
Lawrence, Kansas Hospital
Authority Revenue
5.125% 7/1/36	2,000,000	2,108,400
Louisville & Jefferson County,
Kentucky Metro Government
Health System Revenue (Norton
Healthcare Inc.) 5.25% 10/1/36	2,500,000	2,661,700
Maple Grove, Minnesota Health
Care Facilities Revenue (North
Memorial Health Care)
5.00% 9/1/29	2,000,000	2,101,780
Maryland State Health & Higher
Education Facilities Authority
Revenue (Union Hospital of
Cecil County) 5.625% 7/1/32	500,000	535,970
Michigan State Hospital Finance
Authority Revenue
(Henry Ford Health System)
Series A 5.25% 11/15/46	1,000,000	1,065,800
(Trinity Health Credit) Series C
5.375% 12/1/23	500,000	536,210
Minneapolis, Minnesota Health
Care System Revenue (Allina
Health Systems) Series A
5.75% 11/15/32	500,000	542,275
Multnomah County, Oregon
Hospital Facilities Authority
Revenue (Providence Health
System) 5.25% 10/1/22	1,000,000	1,081,450
New Hampshire Health &
Education Facilities Authority
Revenue (Elliot Hospital) Series B
5.60% 10/1/22	1,000,000	1,082,890
New Jersey Health Care Facilities
Financing Authority Revenue
(Saint Barnabas Health Care
System) Series A 5.00% 7/1/29	1,095,000	1,139,851
North Carolina Medical Care
Commission Health Care
Facilities Revenue
(First Mortgage-Presbyterian
Homes) 5.40% 10/1/27	1,200,000	1,251,024
(Pennybryn at Mayfield Project)
Series A 6.125% 10/1/35	1,700,000	1,815,039
North Texas Health Facilities
Development Corporation
Hospital Revenue (United
Regional Health Care System,
Inc. Project) 6.00% 9/1/23	1,000,000	1,098,290
Shelby County, Tennessee Health
Educational & Housing Facilities
Board Revenue (Trezevant
Manor Project) Series A
5.75% 9/1/37	1,000,000	1,032,510
St. Mary Hospital Authority
Pennsylvania Health System
Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,286,952
St. Paul, Minnesota Housing &
Redevelopment Authority
Healthcare Facilities Revenue
(Healthpartners Obligation
Group Project) 5.25% 5/15/36	1,000,000	1,060,850
St. Paul, Minnesota Housing &
Redevelopment Authority
Hospital Revenue (Health East
Project) 6.00% 11/15/25	1,000,000	1,121,230
Suffolk, Virginia Industrial
Development Authority
Retirement Facilities Revenue
(First Mortgage-Lake Prince)
5.15% 9/1/24	725,000	742,241
Terrebonne Parish, Louisiana
Hospital Service District #1
Hospital Revenue (Terrebonne
General Medical Center Project)
5.50% 4/1/33 (AMBAC)	1,500,000	1,631,460
		41,048,895
Housing Revenue Bonds – 0.47%
California State Department
Veteran Affairs Home
Purchase Revenue Series A
4.60% 12/1/28	1,250,000	1,264,538
		1,264,538
Lease Revenue Bonds – 4.56%
California State Public Works Board
Lease Revenue (Department
of General Services-Butterfield
Street) Series A 5.25% 6/1/25	1,000,000	1,087,480

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue Series A
5.00% 6/1/18	$2,000,000	$ 2,032,680
5.00% 6/1/21 (AMBAC)	1,000,000	1,050,120
Hudson Yards, New York
Infrastructure Revenue Series A
5.00% 2/15/47	1,250,000	1,329,038
Michigan State Building
Authority Revenue Series I
5.50% 10/15/18	2,175,000	2,334,840
Missouri State Development
Finance Board Infrastructure
Facilities Revenue (Crackerneck
Creek Project) Series C
5.00% 3/1/28	1,600,000	1,689,040
New York State Municipal Bond
Bank Agency Special School
Purpose Revenue Series C
5.25% 6/1/22	1,000,000	1,069,110
•Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities) Series J
5.00% 7/1/28	1,000,000	1,044,920
•Puerto Rico Public Finance
Corporate Revenue Series A
5.25% 8/1/29 (MBIA)	620,000	661,304
		12,298,532
Local General Obligation Bonds – 12.37%
^Anaheim, California City School
District Election 2002
4.58% 8/1/25 (MBIA)	2,500,000	1,124,425
Baywinds Community
Development District Florida
Special Assessment Series B
4.90% 5/1/12	1,000,000	995,200
Belton, Missouri School District
#124 Series B 5.25% 3/1/23	1,000,000	1,096,050
Benton & Linn Counties, Oregon
School District #509J Corvallis
5.00% 6/1/21 (FSA)	1,000,000	1,064,790
Boerne, Texas Independent School
District Building
5.25% 2/1/26 (PSF)	4,495,000	4,803,312
5.25% 2/1/29 (PSF)	1,500,000	1,601,250
East Homestead Community
Development District Florida
Special Assessment Revenue
Series B 5.00% 5/1/11	435,000	435,700
Lansing, Michigan Community
College (College Building and
Site) 5.00% 5/1/21 (MBIA)	1,325,000	1,406,090
Licking County, Ohio Joint Vocational
School District School Facilities
Construction & Improvement
5.00% 12/1/19 (MBIA)	1,000,000	1,061,220
Los Angeles, California Unified
School District
Election 2004 Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,159,160
Series A-2 4.25% 1/1/28 (FGIC)	355,000	354,251
Marana, Arizona Tangerine Farms
Road Improvement District
Revenue 4.60% 1/1/26	810,000	819,040
Mecklenburg County, North
Carolina Public Improvement
Series A 5.00% 2/1/11	4,775,000	5,021,438
Middlesex County, New Jersey
Improvement Authority Revenue
(County Guaranteed Open
Space Trust) 5.25% 9/15/20	1,000,000	1,084,230
Modesto, California Special Tax
Community Facilities District
#04-1 Village 2 5.15% 9/1/36	1,500,000	1,541,430
New York City, New York
Series G 5.25% 8/1/15	1,000,000	1,081,210
Series I 5.00% 8/1/21	1,000,000	1,064,650
Series J 5.00% 3/1/35	2,000,000	2,115,520
Series J 5.50% 6/1/23	145,000	158,227
Powell, Ohio 5.50% 12/1/25 (FGIC)	1,500,000	1,621,815
Richmond Heights, Missouri Tax
Increment & Transaction Sales
Tax Revenue Refunding &
Improvement (Francis Place
Redevelopment Project)
5.625% 11/1/25	1,200,000	1,223,052
St. Joseph, Missouri Industrial
Development Authority Tax
Increment Revenue (Shoppes at
North Village Project)
Series A 5.10% 11/1/19	500,000	505,630
Series B 5.375% 11/1/23	1,000,000	1,021,350
		33,359,040
§Pre-Refunded Bonds – 7.79%
Arizona State Transportation
Board Highway Revenue
6.25% 7/1/16-09	1,850,000	1,957,985
Cook County, Illinois Series A
5.375% 11/15/21-11 (FGIC)	2,160,000	2,304,611
Forest Grove, Oregon Revenue
Campus (Pacific University)
6.30% 5/1/25-10 (RADIAN)	1,000,000	1,080,420
Golden State, California Tobacco
Securitization Settlement Revenue
Series B 5.75% 6/1/23-08	1,000,000	1,026,220

(continues)     17

Statements of net assets

Delaware Tax-Free USA Intermediate Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Illinois Educational Facilities Authority
Student Housing Revenue
(Educational Advancement
Fund-University Center Project)
6.00% 5/1/22-12	$ 750,000	$ 838,418
Lancaster County, Pennsylvania
Hospital Authority Revenue
(Lancaster General Hospital
Project) 5.75% 3/15/21-13	1,000,000	1,117,900
Lunenburg County, Virginia Series B
5.25% 2/1/29-13 (MBIA)	715,000	780,608
New York City, New York Series J
5.50% 6/1/23-13	855,000	942,988
Orlando, Florida Utilities
Commission Water & Electric
Revenue 5.25% 10/1/20-11	945,000	1,016,565
Pennsylvania State First
Series 5.125% 1/15/19-11	3,515,000	3,732,086
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series J
5.50% 7/1/21-14	1,000,000	1,119,180
Southcentral, Pennsylvania General
Authority Revenue (Welllspan
Health Obligated Project)
5.625% 5/15/26-11	820,000	888,544
University of North Carolina
Revenue Series A
5.375% 12/1/14-11	2,000,000	2,136,020
University of Puerto Rico Revenue
Series M 5.50% 6/1/15-07
(MBIA)	1,000,000	1,008,220
Virginia State Resource Authority
Clean Water Revenue
(State Revolving Fund)
6.00% 10/1/16-10	1,000,000	1,079,970
		21,029,735
Resource Recovery Bonds – 0.57%
Pennsylvania Economic Development
Financing Authority Resource
Recovery Revenue (Subordinate
Colver Project) Series G
5.125% 12/1/15 (AMT)	1,500,000	1,532,790
		1,532,790
Special Tax Bonds – 8.77%
Baltimore, Maryland Convention
Center Hotel Revenue
Subordinated Series B
5.00% 9/1/16	1,200,000	1,232,532
Casa Grande, Arizona Excise
Tax Revenue 5.00% 4/1/22
(AMBAC)	1,600,000	1,712,672
Dallas, Texas Civic Center
Convention Complex Revenue
Refunding & Improvement
4.875% 8/15/23 (MBIA)	1,500,000	1,531,965
Everett, Washington Public Facilities
District Limited Sale Tax &
Intermediate Local Revenue
Series A
5.00% 12/1/24	1,285,000	1,377,199
5.00% 12/1/25	2,445,000	2,616,052
Hampton, Virginia Convention
Center Revenue 5.25% 1/15/23
(AMBAC)	1,000,000	1,073,820
Metropolitan Pier and Exposition
Authority Illinois (McCormick
Place Expansion Project) Series D
5.50% 12/15/24 (FGIC)	2,000,000	2,106,200
Middlesex County, New Jersey
Improvement Authority Senior
Revenue (Heldrich Center Hotel/
Conference Project) Series A
5.00% 1/1/32	1,000,000	1,009,300
New Jersey Economic Development
Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	1,063,970
5.625% 6/15/18	1,000,000	1,036,580
•New York City, New York
Transitional Finance Authority
Revenue Refunding-Future
Tax Secured Series A
5.50% 11/1/26	1,000,000	1,074,570
New York State Dormitory
Authority State Personal
Income Tax Revenue Education
5.00% 3/15/31	1,830,000	1,968,458
New York State Sales Tax
Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	1,000,000	1,096,260
Westminster, Colorado Sales & Use
Tax Revenue (Sales Tax Revenue
Project) Series A 5.60% 12/1/16	1,500,000	1,549,740
Wyandotte County, Kansas City,
Kansas Unified Government
Special Obligation Revenue
Refunding-Sales Tax-2nd Lien-
Area B 5.00% 12/1/20	1,500,000	1,568,610
Wyoming State Loan & Investment
Board Facilities Revenue
5.00% 10/1/24	1,550,000	1,654,222
		23,672,150

	Principal
	Amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 19.29%
California State
5.00% 2/1/26 (AMBAC)	$1,500,000	$ 1,570,500
5.00% 2/1/33	1,850,000	1,939,429
5.25% 11/1/17	1,000,000	1,082,280
5.25% 2/1/30 (MBIA)	1,500,000	1,590,585
California State Economic Recovery
Series A 5.25% 7/1/14	1,000,000	1,103,200
California State Various Purposes
5.00% 6/1/31	1,000,000	1,061,370
Florida State Board Education Capital
Outlay (Public Education)
Series B 5.00% 1/1/09	2,500,000	2,561,025
Series B 5.00% 6/1/10	750,000	780,915
Series D 5.75% 6/1/22	2,000,000	2,139,200
Georgia State Series D
5.00% 7/1/11	6,865,000	7,249,233
Maryland State & Local Facilities Land
Capital Improvement Series A
5.00% 3/1/12	2,000,000	2,127,740
5.25% 3/1/13	2,500,000	2,721,800
Massachusetts State Series B
5.25% 9/1/22 (FSA)	1,750,000	2,017,453
Minnesota State Refunding Various
Purposes 5.00% 6/1/13	1,000,000	1,016,770
North Carolina Public Improvement
Series A 5.00% 3/1/12	4,000,000	4,253,600
Ohio State Series D 5.00% 9/15/14	3,500,000	3,802,225
Pennsylvania State Third
Series 2004 5.00% 7/1/09	2,885,000	2,973,800
Puerto Rico Commonwealth
Public Improvement Series A
5.25% 7/1/23	1,125,000	1,214,753
•Puerto Rico Commonwealth
Series A 5.00% 7/1/30	1,000,000	1,044,920
Puerto Rico Public Buildings
Authority Revenue Government
Facility Series I 5.50% 7/1/23	2,000,000	2,204,480
•Puerto Rico Public Finance
Corporation Commonwealth
Appropriation (LOC Puerto Rico
Government Bank) Series A
5.75% 8/1/27	1,000,000	1,074,950
Texas State Water Financial
Assistance Series B
5.50% 8/1/35	3,800,000	3,943,716
Washington State Variable
Purposes Series B 5.00% 1/1/20	2,500,000	2,553,875
		52,027,819
Transportation Revenue Bonds – 5.06%
Bay Area, California Toll Authority
Revenue Series F 5.00% 4/1/31	740,000	796,788
Capital Trust Agency Florida
Revenue (Fort Lauderdale/
Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	1,750,000	1,842,733
Chicago, Illinois O’Hare International
Airport Revenue General-
Airport-Third Lien Series A-2
5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,101,900
Dallas-Fort Worth, Texas International
Airport Revenue Series A
5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,052,200
Georgia Federal Highway Road
and Tollway Authority Revenue
Bonds 5.00% 6/1/10 (MBIA)	2,000,000	2,085,559
Metropolitan, New York
Transportation Authority
Revenue Refunding Series A
5.00% 11/15/30 (FSA)	1,000,000	1,051,350
Metropolitan, Washington D.C.
Airport Authority Systems
Revenue Series A
5.50% 10/1/19 (FGIC) (AMT)	1,000,000	1,085,520
North Texas Tollway Authority Dallas
North Tollway System Revenue
Series A 5.00% 1/1/20 (FGIC)	1,750,000	1,767,360
Pennsylvania State Turnpike
Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,343,615
Virginia Port Authority
Commonwealth Port
Fund Revenue Resolution
5.00% 7/1/12 (AMT)	500,000	526,760
		13,653,785
Water & Sewer Revenue Bonds – 3.75%
Alabama Water Pollution
Control Authority Revenue
5.50% 8/15/23 (AMBAC)	1,000,000	1,062,370
Clovis, California Public Financing
Authority Wastewater Revenue
5.25% 8/1/30 (MBIA)	1,000,000	1,094,240
Fulton County, Georgia Water &
Sewer Revenue 5.25% 1/1/35
(FGIC)	1,500,000	1,619,100
New York City, New York Municipal
Water Finance Authority Water
& Sewer System Revenue
Series A 5.125% 6/15/34	2,775,000	2,922,547

(continues)     19

Statements of net assets

Delaware Tax-Free USA Intermediate Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental
Facilities Corporation State
Clean Water and Drinking
Water Revenue (New York City
Municipal Water Finance Project
Second Resolution)
Series F 5.00% 6/15/34	$1,000,000	$ 1,061,390
Palm Coast, Florida Utilities System
Revenue 5.00% 10/1/24 (MBIA)	1,250,000	1,359,950
•Sacramento County, California
Sanitation District Financing
Authority Revenue Series B
4.121% 12/1/35 (FGIC)	1,000,000	1,003,000
		10,122,597
Total Municipal Bonds
(cost $256,882,388)		262,983,049

•Variable Rate Demand Notes – 1.93%
Alexandria, Virginia Industrial
Development Authority Revenue
(Institutional Defense Analyses
Project) 3.68% 10/1/35
(AMBAC)	1,200,000	1,200,000
California Housing Finance Agency
Revenue Multifamily Housing #3
Series D 3.67% 8/1/38 (AMT)	2,000,000	2,000,000
California State Economic Recovery
Series C-10 3.36% 7/1/23	1,000,000	1,000,000
University of Minnesota Weekly
Series A 3.50% 1/1/34	1,000,000	1,000,000
Total Variable Rate Demand Notes
(cost $5,200,000)		5,200,000
Total Value of Securities – 99.41%
(cost $262,082,388)		268,183,049
Receivables and Other Assets
Net of Liabilities – 0.59%		1,587,575
Net Assets Applicable to 23,361,001
Shares Outstanding – 100.00%		$269,770,624

Net Asset Value – Delaware Tax-Free USA Intermediate
Fund Class A ($237,921,906 / 20,602,205 Shares)	$11.55
Net Asset Value – Delaware Tax-Free USA Intermediate
Fund Class B ($2,447,418 / 212,041 Shares)	$11.54
Net Asset Value – Delaware Tax-Free USA Intermediate
Fund Class C ($29,401,300 / 2,546,755 Shares)	$11.54

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$263,969,932
Accumulated net realized loss on investments	(299,969)
Net unrealized appreciation of investments	6,100,661
Total net assets	$269,770,624

Summary of Abbreviations:

AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Net Asset Value and Offering Price per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.55
Sales charge (2.75% of offering price) (B)	0.33
Offering price	$11.88

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware National High-Yield Municipal Bond Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.27%
Corporate Revenue Bonds – 15.67%
•Brazos, Texas River Authority
Pollution Control Revenue
(TXU Energy Co. Project) Series B
6.30% 7/1/32 (AMT)	$1,000,000	$ 1,079,400
Cloquet, Minnesota Pollution
Control Revenue (Potlatch Corp.
Project) 5.90% 10/1/26	750,000	769,868
De Soto Parish, Louisiana
Environmental Improvement
Revenue (International Paper Co.
Project) Series A
6.35% 2/1/25 (AMT)	1,650,000	1,773,783
Gulf Coast, Texas Waste Disposal
Authority Revenue (Valero
Energy Corp. Project)
6.65% 4/1/32 (AMT)	1,000,000	1,082,940
Mississippi Business Finance
Corporation Pollution Control
Revenue (System Energy
Resources, Inc. Project)
5.90% 5/1/22	900,000	909,630
New York City, New York Industrial
Development Agency Special
Facilities Revenue
(Jetblue Airways Corp. Project)
5.125% 5/15/30 (AMT)	1,000,000	1,000,870
Petersburg, Indiana Pollution
Control Revenue (Indianapolis
Power & Light Co. Project)
6.375% 11/1/29 (AMT)	1,000,000	1,086,650
Phenix City, Alabama Industrial
Development Board
Environmental Improvement
Revenue (Mead Westvaco Corp.
Project) Series A
6.35% 5/15/35 (AMT)	500,000	538,840
Sugar Creek, Missouri Industrial
Development Revenue (Lafarge
North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	532,355
Sweetwater County, Wyoming Solid
Waste Disposal Revenue
(FMC Corp. Project)
5.60% 12/1/35 (AMT)	1,000,000	1,069,860
Tobacco Settlement Financing
Corporation, New Jersey
Refunding Senior Series 1A
4.75% 6/1/34	1,000,000	949,390
5.00% 6/1/41	1,000,000	979,840
Toledo, Lucas County, Ohio Port
Authority Development Revenue
(Toledo Express Airport Project)
6.375% 11/15/32 (AMT)	1,000,000	1,097,880
		12,871,306
Education Revenue Bonds – 13.32%
Chattanooga, Tennessee Health
Educational & Housing Facilities
Broad Revenue (CDFI Phase I,
LLC Project) Subordinate Series B
6.00% 10/1/35	1,000,000	1,062,280
Harrisburg, Pennsylvania Authority
University Revenue (Harrisburg
University of Science Project)
Series B 6.00% 9/1/36	1,000,000	1,033,450
Maine Finance Authority Education
Revenue (Waynflete School
Project) 6.40% 8/1/19	1,000,000	1,054,370
Maryland State Health & Higher
Educational Facilities Authority
Revenue (Washington Christian
Academy Project) Series A
5.50% 7/1/38	1,170,000	1,208,973
Massachusetts State Development
Finance Agency Revenue
(Massachusetts College of
Pharmacy Project) Series C
5.75% 7/1/33	1,000,000	1,083,250
Massachusetts State Health &
Educational Facilities Authority
Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	1,055,970
Milledgeville-Baldwin County,
Georgia Development Authority
Revenue (Georgia College & State
University Foundation Project)
6.00% 9/1/33	1,000,000	1,112,640
New Jersey State Educational
Facilities Authority Revenue
(Fairleigh Dickinson Project)
Series C 5.50% 7/1/23	750,000	807,323
New Mexico Educational Assistance
Foundation Student Loan
Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	987,886
Scranton-Lackawanna, Pennsylvania
Health & Welfare Authority First
Mortgage Revenue (Lackawanna
Junior College Project)
5.75% 11/1/20	1,510,000	1,536,228
		10,942,370
Health Care Revenue Bonds – 31.16%
Apple Valley, Minnesota Economic
Development Authority Health
Care Revenue Series A
(Augustana Home St. Paul
Project) 6.00% 1/1/40	1,000,000	1,032,500
(Evercare Senior Living LLC
Project) 6.125% 6/1/35	1,000,000	1,018,310

(continues)     21

Statements of net assets

Delaware National High-Yield Municipal Bond Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Cleveland-Cuyahoga County, Ohio
Port Authority Revenue Senior
Housing (St. Clarence-Geac)
Series A 6.25% 5/1/38	$1,000,000	$ 1,037,580
Colorado Health Facilities Authority
Revenue (Christian Living
Community Project) Series A
5.75% 1/1/37	500,000	526,485
Dutchess County, New York
Industrial Development Agency
Civic Facility Revenue
(Elant Fishkill Inc.)
Series A 5.25% 1/1/37	1,150,000	1,161,362
East Rochester, New York Housing
Authority Revenue Refunding
(Senior Living-Woodland Village
Project) 5.50% 8/1/33	500,000	518,670
Gainesville & Hall County, Georgia
Development Authority Revenue
Senior Living Facilities (Lanier
Village Estates Project) Series C
7.25% 11/15/29	1,000,000	1,086,750
Illinois Health Facilities
Authority Revenue
(Elmhurst Memorial Healthcare
Project) 5.625% 1/1/28	1,000,000	1,069,070
(Midwest Physician Group Limited
Project) 5.50% 11/15/19	35,000	35,269
Knox County, Tennessee Health
Educational & Housing Facilities
Board Hospital Revenue
(East Tennessee Hospital Project)
Series B 5.75% 7/1/33	1,300,000	1,398,344
Lebanon County, Pennsylvania
Health Facilities Authority
Center Revenue (Pleasant View
Retirement) Series A
5.30% 12/15/26	1,000,000	1,031,280
Louisiana Public Facilities Authority
Revenue (Ochsner Clinic
Foundation Project) Series B
5.50% 5/15/32	1,000,000	1,064,660
Maryland State Health & Higher
Education Facilities Authority
Revenue Series A 5.40% 1/1/37	1,100,000	1,155,308
Massachusetts State Health &
Educational Facilities Authority
Revenue (Jordan Hospital Project)
Series E 6.75% 10/1/33	1,000,000	1,109,910
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue
(Catholic Health East) Series C
5.375% 11/15/34	1,000,000	1,071,910
New Jersey Economic Development
Authority Revenue
(First Mortgage-Seashore
Gardens Project)
5.30% 11/1/26	500,000	512,900
5.375% 11/1/36	900,000	924,183
North Carolina Medical Care
Commission Health Care
Facilities Revenue
(First Mortgage-Presbyterian
Homes) 5.60% 10/1/36	1,000,000	1,053,010
(Pennybryn at Mayfield Project)
Series A 6.125% 10/1/35	2,000,000	2,135,339
Philadelphia, Pennsylvania Hospitals
& Higher Education Facilities
Authority Revenue
(The Philadelphia Protestant
Home Project) Series A
6.50% 7/1/27	1,100,000	1,104,301
Richland County, Ohio Hospital
Facilities Revenue (Medcentral
Health System Project) Series B
6.375% 11/15/30	500,000	542,090
Shelby County, Tennessee Health
Educational & Housing Facilities
Board Revenue (Trezevant Manor
Project) Series A 5.75% 9/1/37	700,000	722,757
South Carolina Jobs-Economic
Development Authority Hospital
Revenue (Hampton Regional
Medical Center Project)
5.25% 11/1/36	1,000,000	998,430
St. Joseph County, Indiana Industrial
Economic Development Revenue
(Madison Center Project)
5.50% 2/15/21	1,150,000	1,168,872
Winchester, Virginia Industrial
Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project)
Series A 5.30% 1/1/35	1,000,000	1,027,030
Yavapai County, Arizona Industrial
Development Authority Hospital
Revenue (Yavapai Medical Center
Project) Series A 6.00% 8/1/33	1,000,000	1,087,790
		25,594,110
Lease Revenue Bonds – 3.23%
Dauphin County, Pennsylvania
General Authority Revenue
(Riverfront Office & Parking
Project) Series A 5.75% 1/1/10	1,875,000	1,878,075
Missouri State Development Finance
Board Infrastructure Facilities
Revenue (Branson Landing
Project) Series A 5.50% 12/1/24	720,000	772,402
		2,650,477

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 11.80%
Chicago, Illinois Tax Increment
Allocation (Chatham Ridge
Redevelopment Project)
5.95% 12/15/12	$ 750,000	$ 794,108
Chicago, Illinois Tax Increment
Subordinate (Central Loop
Redevelopment Project) Series A
6.50% 12/1/08	1,000,000	1,031,910
Farms New Kent, Virginia
Community Development
Authority Special Assessment
Series C 5.80% 3/1/36	1,000,000	1,012,750
Henderson, Nevada Local
Improvement Districts #T-18
5.30% 9/1/35	1,000,000	1,018,600
Las Vegas, Nevada Local Special
Improvement District #808
(Summerlin Area Project)
6.75% 6/1/21	980,000	1,013,810
Modesto, California Special Tax
Community Facilities District
#04-1 Village 2 5.15% 9/1/36	1,000,000	1,027,620
Richmond Heights, Missouri Tax
Increment & Transaction Sales
Tax Revenue Refunding &
Improvement (Francis Place
Redevelopment Project)
5.625% 11/1/25	1,200,000	1,223,052
St. Joseph, Missouri Industrial
Development Authority Tax
Increment Revenue (Shoppes at
North Village Project) Series A
5.375% 11/1/24	1,000,000	1,019,440
5.50% 11/1/27	500,000	514,610
Winter Garden Village at Fowler
Groves Community Development
District, Florida Special
Assessment Revenue
5.65% 5/1/37	1,000,000	1,038,710
		9,694,610
§Pre-Refunded Bonds – 14.12%
Bexar County, Texas Health Facilities
Development Corporation
Revenue (Army Retirement
Residence Project)
6.30% 7/1/32-12	1,000,000	1,129,250
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue Series B
5.50% 6/1/43-13	1,500,000	1,649,955
Illinois Educational Facilities
Authority Student Housing
Revenue (Educational
Advancement Fund-University
Center Project) 6.25% 5/1/30-12	1,000,000	1,129,580
Maryland State Economic
Development Corporation,
Student Housing Revenue
(University of Maryland College
Park Project) 5.625% 6/1/35-13	1,000,000	1,109,850
Minnesota State Higher Education
Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	534,805
Mississippi Development Bank
Special Obligation (Madison
County Hospital Project)
6.40% 7/1/29-09	1,585,000	1,709,708
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue
(Foulkeways at Gwynedd Project)
6.75% 11/15/30-09	1,000,000	1,088,270
Richland County, Ohio Hospital
Facilities Revenue (Medcentral
Health System Project) Series B
6.375% 11/15/30-10	1,000,000	1,101,970
Rochester, Minnesota Multifamily
Housing Revenue (Wedum
Shorewood Campus Project)
6.60% 6/1/36-09	985,000	1,062,618
Savannah, Georgia Economic
Development Authority Revenue
(College of Art & Design Project)
6.50% 10/1/13-09	1,000,000	1,085,050
		11,601,056
Special Tax Bonds – 4.63%
Baltimore, Maryland Convention
Center Hotel Revenue
Suborinated Series B
5.875% 9/1/39	1,000,000	1,068,620
Middlesex County, New Jersey
Improvement Authority Senior
Revenue (Heldrich Center Hotel/
Conference Project) Series A
5.00% 1/1/32	500,000	504,650
5.125% 1/1/37	870,000	883,407
New Jersey Economic Development
Authority (Cigarette Tax)
5.75% 6/15/34	1,000,000	1,079,399
Prescott Valley, Arizona
Improvement District Special
Assessment (Sewer Collection
System Roadway Repair Project)
7.90% 1/1/12	261,000	269,086
		3,805,162

(continues)     23

Statements of net assets

Delaware National High-Yield Municipal Bond Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.34%
New York City, New York Industrial
Development Agency Special
Airport Facilities (Airis JFK I LLC
Project) Series A
5.50% 7/1/28 (AMT)	$905,000	$940,892
Oklahoma City, Oklahoma Industrial
& Cultural Facilities Subordinated
(Air Cargo Obligated Group
Project) 6.75% 1/1/23 (AMT)	1,160,000	1,253,775
Onondaga County, New York
Industrial Development Authority
Revenue Subordinated (Air
Cargo Project) 7.25% 1/1/32
(AMT)	500,000	544,765
		2,739,432
Total Municipal Bonds
(cost $75,187,662)		79,898,523

Total Value of Securities – 97.27%
(cost $75,187,662)		79,898,523
Receivables and Other Assets Net of
Liabilities – 2.73%		2,244,670
Net Assets Applicable to 7,863,543
Shares Outstanding – 100.00%		$82,143,193

Net Asset Value – Delaware National High-Yield
Municipal Bond Fund Class A
($69,346,954 / 6,641,580 Shares)		$10.44
Net Asset Value – Delaware National High-Yield
Municipal Bond Fund Class B
($7,802,507 / 745,567 Shares)		$10.47
Net Asset Value – Delaware National High-Yield
Municipal Bond Fund Class C
($4,993,732 / 476,396 Shares)		$10.48
Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$83,609,657
Distributions in excess of net investment income		(4,104)
Accumulated net realized loss on investments		(6,173,221)
Net unrealized appreciation of investments		4,710,861
Total net assets		$82,143,193

Summary of Abbreviations:
AMT — Subject to Alternative Minimum Tax
CDFI — Community Development Financial Institutions

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

Net Asset Value and Offering Price per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.44
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations

Six Months Ended February 28, 2007 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA	Intermediate	Municipal Bond
	Fund	Fund	Fund
Investment Income:
Interest	$16,701,160	$5,484,938	$2,282,304

Expenses:
Management fees	1,810,119	617,566	226,969
Distribution expenses – Class A	768,042	322,953	86,265
Distribution expenses – Class B	101,329	12,047	42,150
Distribution expenses – Class C	72,332	142,005	25,553
Dividend disbursing and transfer agent fees and expenses	196,718	155,970	31,543
Accounting and administration expenses	134,892	49,582	16,507
Trustees’ fees and benefits	105,109	37,660	12,705
Registration fees	50,375	29,137	20,924
Legal fees	45,890	12,487	6,995
Reports and statements to shareholders	23,134	10,051	3,516
Audit and tax	21,131	9,790	7,154
Insurance fees	8,527	3,846	1,051
Custodian fees	6,767	1,981	1,695
Consulting fees	5,937	3,043	1,065
Pricing fees	3,820	2,582	1,545
Trustees’ fees	1,164	588	121
Dues and services	977	244	98
Taxes (other than taxes on income)	785	349	167
	3,357,048	1,411,881	486,023
Less expenses absorbed or waived	(269,496)	(174,597)	(56,245)
Less waived distribution expenses – Class A	—	(161,477)	—
Less expense paid indirectly	(3,007)	(1,189)	(1,167)
Total operating expenses	3,084,545	1,074,618	428,611
Net Investment Income	13,616,615	4,410,320	1,853,693

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,053,419	326,341	564,757
Net change in unrealized appreciation/depreciation of investments	5,105,740	1,370,484	370,282
Net Realized and Unrealized Gain on Investments	6,159,159	1,696,825	935,039

Net Increase in Net Assets Resulting from Operations	$19,775,774	$6,107,145	$2,788,732

See accompanying notes

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from
Operations:
Net investment income	$13,616,615	$21,127,920	$4,410,320	$6,342,427	$1,853,693	$3,772,133
Net realized gain (loss) on investments	1,053,419	2,988,364	326,341	(265,888)	564,757	(833,966)
Net change in unrealized appreciation/
depreciation of investments	5,105,740	(7,385,302)	1,370,484	(992,386)	370,282	363,826
Net increase in net assets resulting from
operations	19,775,774	16,730,982	6,107,145	5,084,153	2,788,732	3,301,993

Dividends and Distributions to Shareholders
from:
Net investment income:
Class A	(13,027,856)	(20,605,670)	(3,972,603)	(5,539,037)	(1,593,031)	(3,117,5571)
Class B	(335,447)	(494,733)	(34,232)	(70,059)	(162,370)	(443,794)
Class C	(239,451)	(249,348)	(403,485)	(733,331)	(98,292)	(209,884)
	(13,602,754)	(21,349,751)	(4,410,320)	(6,342,427)	(1,853,693)	(3,771,235)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,769,092	167,570,325	52,936,841	119,156,024	5,530,531	11,000,812
Class B	221,891	1,380,980	228,851	597,273	269,420	780,564
Class C	1,449,726	3,261,988	4,109,263	7,130,929	140,533	1,576,137

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	6,354,066	10,377,867	2,847,205	3,941,206	962,432	1,923,145
Class B	207,876	300,459	27,192	54,532	67,744	206,858
Class C	164,475	186,252	239,752	416,628	71,623	131,125

Net assets from reorganization[1]:
Class A	—	116,026,119	—	—	—	—
Class B	—	11,168,095	—	—	—	—
Class C	—	8,018,844	—	—	—	—
	16,167,126	318,290,929	60,389,104	131,296,592	7,042,283	15,618,641
Cost of shares repurchased:
Class A	(44,978,028)	(86,626,741)	(23,876,100)	(37,921,560)	(6,584,819)	(10,375,066)
Class B	(4,068,021)	(7,029,177)	(237,303)	(1,404,656)	(2,153,929)	(4,410,676)
Class C	(2,169,446)	(2,356,085)	(3,143,972)	(4,371,376)	(609,653)	(1,580,167)
	(51,215,495)	(96,012,003)	(27,257,375)	(43,697,592)	(9,348,401)	(16,365,909)
Increase (decrease) in net assets derived from
capital share transactions	(35,048,369)	222,278,926	33,131,729	87,599,000	(2,306,118)	(747,268)
Net Increase (Decrease) in Net Assets	(28,875,349)	217,660,157	34,828,554	86,340,726	(1,371,079)	(1,216,510)

Net Assets:
Beginning of period	694,111,864	476,451,707	234,942,070	148,601,344	83,514,272	84,730,782
End of period	$665,236,515	$694,111,864	$269,770,624	$234,942,070	$82,143,193	$83,514,272
Undistributed (distributions in excess of) net
investment income	$1,790	$(12,071)	$—	$—	$(4,104)	$(4,104)

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280	$ 11.320

Income (loss) from investment operations:
Net investment income	0.235	0.458	0.512	0.538	0.537	0.566
Net realized and unrealized gain (loss) on investments	0.110	(0.186)	0.300	0.290	(0.110)	(0.040)
Total from investment operations	0.345	0.272	0.812	0.828	0.427	0.526

Less dividends and distributions from:
Net investment income	(0.235)	(0.462)	(0.512)	(0.538)	(0.537)	(0.566)
Total dividends and distributions	(0.235)	(0.462)	(0.512)	(0.538)	(0.537)	(0.566)

Net asset value, end of period	$ 11.680	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280

Total return[2]	3.01%	2.42%	7.23%	7.54%	3.84%	4.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$631,809	$656,813	$453,982	$456,192	$460,917	$495,731
Ratio of expenses to average net assets	0.88%	0.86%	0.86%	0.87%	0.87%	0.87%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.96%	1.00%	0.98%	0.93%	0.97%	0.98%
Ratio of net investment income to average net assets	4.07%	3.97%	4.43%	4.72%	4.74%	5.08%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.99%	3.83%	4.31%	4.66%	4.64%	4.97%
Portfolio turnover	30%	41%	47%	32%	96%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     27

Financial highlights

Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280	$ 11.320

Income (loss) from investment operations:
Net investment income	0.191	0.370	0.423	0.449	0.449	0.479
Net realized and unrealized gain (loss) on investments	0.100	(0.186)	0.300	0.290	(0.110)	(0.040)
Total from investment operations	0.291	0.184	0.723	0.739	0.339	0.439

Less dividends and distributions from:
Net investment income	(0.191)	(0.374)	(0.423)	(0.449)	(0.449)	(0.479)
Total dividends and distributions	(0.191)	(0.374)	(0.423)	(0.449)	(0.449)	(0.479)

Net asset value, end of period	$ 11.670	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280

Total return[2]	2.53%	1.63%	6.42%	6.71%	3.03%	4.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,738	$22,189	$16,507	$22,396	$31,052	$37,448
Ratio of expenses to average net assets	1.64%	1.63%	1.63%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.72%	1.73%	1.71%	1.71%	1.75%	1.76%
Ratio of net investment income to average net assets	3.31%	3.20%	3.66%	3.94%	3.96%	4.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.23%	3.10%	3.58%	3.88%	3.86%	4.19%
Portfolio turnover	30%	41%	47%	32%	96%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280	$ 11.320

Income (loss) from investment operations:
Net investment income	0.191	0.370	0.423	0.449	0.449	0.479
Net realized and unrealized gain (loss) on investments	0.110	(0.186)	0.300	0.290	(0.110)	(0.040)
Total from investment operations	0.301	0.184	0.723	0.739	0.339	0.439

Less dividends and distributions from:
Net investment income	(0.191)	(0.374)	(0.423)	(0.449)	(0.449)	(0.479)
Total dividends and distributions	(0.191)	(0.374)	(0.423)	(0.449)	(0.449)	(0.479)

Net asset value, end of period	$ 11.680	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280

Total return[2]	2.62%	1.63%	6.42%	6.71%	3.03%	4.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,690	$15,110	$5,963	$5,784	$5,508	$5,979
Ratio of expenses to average net assets	1.64%	1.63%	1.63%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.72%	1.73%	1.71%	1.71%	1.75%	1.76%
Ratio of net investment income to average net assets	3.31%	3.20%	3.66%	3.94%	3.96%	4.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.23%	3.10%	3.58%	3.88%	3.86%	4.19%
Portfolio turnover	30%	41%	47%	32%	96%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)      29

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.470	$ 11.610	$ 11.390	$ 11.010	$ 11.020	$ 10.890

Income (loss) from investment operations:
Net investment income	0.211	0.408	0.410	0.419	0.435	0.462
Net realized and unrealized gain (loss) on investments	0.080	(0.140)	0.220	0.380	(0.010)	0.130
Total from investment operations	0.291	0.268	0.630	0.799	0.425	0.592

Less dividends and distributions from:
Net investment income	(0.211)	(0.408)	(0.410)	(0.419)	(0.435)	(0.462)
Total dividends and distributions	(0.211)	(0.408)	(0.410)	(0.419)	(0.435)	(0.462)

Net asset value, end of period	$ 11.550	$ 11.470	$ 11.610	$ 11.390	$ 11.010	$ 11.020

Total return[2]	2.55%	2.38%	5.63%	7.36%	3.89%	5.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$237,922	$204,525	$120,273	$77,448	$51,479	$26,075
Ratio of expenses to average net assets	0.76%	0.75%	0.79%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.06%	1.07%	1.11%	1.09%	1.15%	0.94%
Ratio of net investment income to average net assets	3.68%	3.56%	3.55%	3.70%	3.85%	4.28%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.38%	3.24%	3.23%	3.41%	3.50%	4.14%
Portfolio turnover	29%	37%	18%	27%	130%	195%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distibutor. Performance would have been lower had the expense limitation not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.82%.

 See accompanying notes

Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.460	$ 11.610	$ 11.380	$ 11.010	$ 11.020	$ 10.890

Income (loss) from investment operations:
Net investment income	0.162	0.311	0.313	0.323	0.340	0.371
Net realized and unrealized gain (loss) on investments	0.080	(0.150)	0.230	0.370	(0.010)	0.130
Total from investment operations	0.242	0.161	0.543	0.693	0.330	0.501

Less dividends and distributions from:
Net investment income	(0.162)	(0.311)	(0.313)	(0.323)	(0.340)	(0.371)
Total dividends and distributions	(0.162)	(0.311)	(0.313)	(0.323)	(0.340)	(0.371)

Net asset value, end of period	$ 11.540	$ 11.460	$ 11.610	$ 11.380	$ 11.010	$ 11.020

Total return[2]	2.12%	1.43%	4.83%	6.36%	3.02%	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,448	$2,413	$3,203	$3,743	$4,538	$3,384
Ratio of expenses to average net assets	1.61%	1.60%	1.64%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.77%	1.81%	1.79%	1.87%	1.79%
Ratio of net investment income to average net assets	2.83%	2.71%	2.70%	2.85%	3.00%	3.43%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.68%	2.54%	2.53%	2.71%	2.78%	3.29%
Portfolio turnover	29%	37%	18%	27%	130%	195%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

 See accompanying notes

(continues)      31

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.470	$ 11.610	$ 11.390	$ 11.010	$ 11.020	$ 10.890

Income (loss) from investment operations:
Net investment income	0.162	0.311	0.313	0.323	0.340	0.371
Net realized and unrealized gain (loss) on investments	0.070	(0.140)	0.220	0.380	(0.010)	0.130
Total from investment operations	0.232	0.171	0.533	0.703	0.330	0.501

Less dividends and distributions from:
Net investment income	(0.162)	(0.311)	(0.313)	(0.323)	(0.340)	(0.371)
Total dividends and distributions	(0.162)	(0.311)	(0.313)	(0.323)	(0.340)	(0.371)

Net asset value, end of period	$ 11.540	$ 11.470	$ 11.610	$ 11.390	$ 11.010	$ 11.020

Total return[2]	2.04%	1.52%	4.74%	6.45%	3.02%	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,401	$28,004	$25,125	$19,201	$10,542	$7,291
Ratio of expenses to average net assets	1.61%	1.60%	1.64%	1.65% [3]	1.65%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.77%	1.81%	1.79%	1.87%	1.79%
Ratio of net investment income to average net assets	2.83%	2.71%	2.70%	2.85%	3.00%	3.43%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.68%	2.54%	2.53%	2.71%	2.78%	3.29%
Portfolio turnover	29%	37%	18%	27%	130%	195%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

 See accompanying notes

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.320	$ 10.380	$ 10.010	$ 9.730	$ 9.950	$ 10.240

Income (loss) from investment operations:
Net investment income	0.238	0.477	0.503	0.496	0.522	0.542
Net realized and unrealized gain (loss) on investments	0.120	(0.060)	0.371	0.280	(0.219)	(0.290)
Total from investment operations	0.358	0.417	0.874	0.776	0.303	0.252

Less dividends and distributions from:
Net investment income	(0.238)	(0.477)	(0.504)	(0.496)	(0.523)	(0.542)
Total dividends and distributions	(0.238)	(0.477)	(0.504)	(0.496)	(0.523)	(0.542)

Net asset value, end of period	$ 10.440	$ 10.320	$ 10.380	$ 10.010	$ 9.730	$ 9.950

Total return[2]	3.50%	4.15%	8.93%	8.13%	3.13%	2.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,347	$68,663	$66,451	$56,698	$59,829	$64,259
Ratio of expenses to average net assets	0.92%	0.90%	0.93%	1.00%	0.99%	0.96%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.05%	1.02%	1.01%	1.02%	1.05%	1.04%
Ratio of net investment income to average net assets	4.61%	4.66%	4.92%	5.00%	5.30%	5.42%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.48%	4.54%	4.84%	4.98%	5.24%	5.34%
Portfolio turnover	53%	73%	36%	46%	64%	53%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 See accompanying notes

(continues)      33

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.350	$ 10.400	$ 10.030	$ 9.760	$ 9.980	$ 10.260

Income (loss) from investment operations:
Net investment income	0.199	0.400	0.426	0.421	0.448	0.467
Net realized and unrealized gain (loss) on investments	0.120	(0.050)	0.371	0.270	(0.219)	(0.281)
Total from investment operations	0.319	0.350	0.797	0.691	0.229	0.186

Less dividends and distributions from:
Net investment income	(0.199)	(0.400)	(0.427)	(0.421)	(0.449)	(0.466)
Total dividends and distributions	(0.199)	(0.400)	(0.427)	(0.421)	(0.449)	(0.466)

Net asset value, end of period	$ 10.470	$ 10.350	$ 10.400	$ 10.030	$ 9.760	$ 9.980

Total return[2]	3.11%	3.47%	8.10%	7.20%	2.36%	1.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,802	$9,519	$13,046	$14,534	$16,499	$20,021
Ratio of expenses to average net assets	1.67%	1.65%	1.68%	1.75%	1.74%	1.71%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.80%	1.77%	1.76%	1.77%	1.80%	1.79%
Ratio of net investment income to average net assets	3.86%	3.91%	4.17%	4.25%	4.55%	4.67%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.73%	3.79%	4.09%	4.23%	4.49%	4.59%
Portfolio turnover	53%	73%	36%	46%	64%	53%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 See accompanying notes

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.360	$ 10.420	$ 10.040	$ 9.770	$ 9.990	$ 10.270

Income (loss) from investment operations:
Net investment income	0.199	0.400	0.426	0.421	0.448	0.467
Net realized and unrealized gain (loss) on investments	0.120	(0.060)	0.381	0.270	(0.219)	(0.281)
Total from investment operations	0.319	0.340	0.807	0.691	0.229	0.186

Less dividends and distributions from:
Net investment income	(0.199)	(0.400)	(0.427)	(0.421)	(0.449)	(0.466)
Total dividends and distributions	(0.199)	(0.400)	(0.427)	(0.421)	(0.449)	(0.466)

Net asset value, end of period	$ 10.480	$ 10.360	$ 10.420	$ 10.040	$ 9.770	$ 9.990

Total return[2]	3.10%	3.36%	8.19%	7.19%	2.35%	1.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,994	$5,332	$5,234	$4,798	$5,318	$6,405
Ratio of expenses to average net assets	1.67%	1.65%	1.68%	1.75%	1.74%	1.71%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.80%	1.77%	1.76%	1.77%	1.80%	1.79%
Ratio of net investment income to average net assets	3.86%	3.91%	4.17%	4.25%	4.55%	4.67%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.73%	3.79%	4.09%	4.23%	4.49%	4.59%
Portfolio turnover	53%	73%	36%	46%	64%	53%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 See accompanying notes

Notes to financial statements

Delaware National Tax-Free Funds

February 28, 2007 (Unaudited)

Delaware Group Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a “Trust” and collectively as the . These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a “Fund” or, collectively, as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Fund’s net asset value calculations as late as each Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, each Fund will incorporate FIN 48 in its semiannual report on February 28, 2008. Although each Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed specified percentages of average daily net assets as shown below:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Operating expense limitation as
a percentage of average daily
net assets (per annum)	0.62%	0.60%	0.65%
Expiration date	2/15/07	2/15/07	2/15/07
Effective February 16, 2007,
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.61%	0.60%	0.65%
Expiration date	8/31/08	12/31/07	12/31/07

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares for Delaware National High-Yield Municipal Bond Fund, 0.30% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Intermediate Fund and 1.00% of the average daily net assets of the Class B and C shares for all Funds. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for Delaware Tax-Free USA Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of each Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to waive distribution and service fees through December 31, 2007 in order to prevent distribution and service fees of Class A from exceeding 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

(continues)     37

Notes to financial statements

Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2007, the Funds had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$ 236,431	$ 75,180	$ 26,191
Dividend disbursing, transfer agent,
accounting and administration fees
and other expenses payable to DSC	110,819	71,293	17,092
Distribution fees payable to DDLP	298,399	107,076	49,169
Other expenses payable to DMC
and affiliates*	44,143	10,738	5,311

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2007, each Fund was charged internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
USA Fund	Intermediate Fund	Municipal Bond Fund
$ 18,080	$ 6,755	$ 2,186

For the six months ended February 28, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
USA Fund	Intermediate Fund	Municipal Bond Fund
$ 8,830	$ 5,760	$ 3,335

For the six months ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Class A	$ 602	$ 40	$ 3
Class B	17,110	—	6,421
Class C	92	639	—

Trustees’ fees and benefits include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Funds unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payouts were $86,561, $29,605, and $10,432 for the Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund, respectively. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Purchases	$ 98,649,049	$ 69,742,318	$ 21,707,209
Sales	143,112,836	34,509,177	24,543,858

3. Investments (continued)

At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Cost of investments	$ 615,023,160	$ 262,082,388	$ 75,227,562
Aggregate unrealized appreciation	$ 39,062,389	$ 6,242,736	$ 4,714,756
Aggregate unrealized depreciation	(457,811)	(142,075)	(43,795)
Net unrealized appreciation	$ 38,604,578	$ 6,100,661	$ 4,670,961

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2007 and the year ended August 31, 2006 was as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Six Months Ended 2/28/07*
Tax-exempt income	$13,612,514	$4,350,378	$1,853,693
Ordinary income	4,101	59,942	—
Total	$13,616,615	$4,410,320	$1,853,693

Year Ended 8/31/06
Tax-exempt income	$21,338,078	$6,301,523	$3,771,235
Ordinary income	11,673	40,904	—
Total	$21,349,751	$6,342,427	$3,771,235

*Tax information for the period ended February 28, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$631,166,906	$263,969,932	$83,609,657
Undistributed tax-exempt income	1,790	—	(4,104)
Realized gains (losses) 9/1/06-2/28/07	1,260,253	189,980	(349,791)
Post-October losses	(221,830)	(10,100)	—
Capital loss carryforwards as of 8/31/06	(5,575,182)	(479,849)	(5,783,530)
Unrealized appreciation of investments	38,604,578	6,100,661	4,670,961
Net assets	$665,236,515	$269,770,624	$82,143,193

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through February 28, 2007 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

(continues)     39

Notes to financial statements

Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2006 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
Year of Expiration	USA Fund	Intermediate Fund	Municipal Bond Fund
2008	$5,503,036	$63,767	$708,680
2009	72,146	—	3,025,716
2010	—	—	70,671
2011	—	290,864	997,721
2012	—	5,791	980,742
2014	—	119,427	—
Total	$5,575,182	$479,849	$5,783,530

For the six months ended February 28, 2007, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
USA Fund	Intermediate Fund	Municipal Bond Fund
$1,260,253	$189,980	$(349,791)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	667,965	14,635,287	4,600,018	10,459,356	531,967	1,074,816
Class B	19,034	120,294	19,872	52,384	25,791	76,007
Class C	124,643	284,293	356,885	625,073	13,515	153,197

Shares issued upon reinvestment of
dividends and distributions:
Class A	546,153	902,479	247,339	345,526	92,584	187,771
Class B	17,879	26,125	2,363	4,778	6,504	20,147
Class C	14,137	16,222	20,837	36,520	6,864	12,756

Shares issued from recognization*:
Class A	—	10,177,730	—	—	—	—
Class B	—	980,518	—	—	—	—
Class C	—	703,407	—	—	—	—
	1,389,811	27,846,355	5,247,314	11,523,637	677,225	1,524,694

Shares repurchased:
Class A	(3,868,057)	(7,565,290)	(2,075,521)	(3,329,875)	(634,101)	(1,013,868)
Class B	(349,790)	(612,623)	(20,648)	(122,548)	(206,724)	(430,244)
Class C	(186,540)	(205,552)	(273,013)	(382,978)	(58,472)	(153,906)
	(4,404,387)	(8,383,465)	(2,369,182)	(3,835,401)	(899,297)	(1,598,018)
Net increase (decrease)	(3,014,576)	19,462,890	2,878,132	7,688,236	(222,072)	(73,324)
*See note 7.

6. Capital Shares (continued)

For the six months ended February 28, 2007 and the year ended August 31, 2006, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

	Six Months Ended				Year Ended
		2/28/07			8/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free USA Fund	143,962	143,980	$1,673,674	186,049	186,006	$2,141,376
Delaware Tax-Free USA Intermediate Fund	8,702	8,699	100,118	29,508	29,497	338,751
Delaware National High-Yield
Municipal Bond Fund	59,888	60,061	624,142	128,445	128,739	1,317,238

7. Fund Merger

Effective July 17, 2006, Delaware Tax-Free USA Fund (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Oregon Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free USA Insured Fund (each an “Acquired Fund”), each an open-end investment company, in exchange for shares of the Acquiring Fund pursuant to Plans and Agreements of Reorganization (the “Reorganizations”). The shareholders of each Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganizations.

The Reorganizations were treated as non-taxable events and, accordingly, Delaware Tax-Free USA Fund’s basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of Delaware Tax Tax-Free Oregon Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free USA Insured Fund as of the close of business on July 14, 2006, were as follows:

		Net Unrealized	Accumulated Net
	Net Assets	Appreciation	Realized Gain/Loss
Delaware Tax-Free Oregon Insured Fund	$36,682,602	$1,088,561	$(62,898)*
Delaware Tax-Free Missouri Insured Fund	44,904,356	1,111,591	4,815
Delaware Tax-Free USA Insured Fund	53,626,100	1,848,746	—

*Includes prior year capital loss carryforwards

The net assets of Delaware Tax-Free USA Fund prior to the Reorganizations were $568,508,906. The combined net assets of Delaware Tax-Free USA Fund after merger were $703,721,964.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2007, or at any time during the period then ended.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the Statements of net assets.

Delaware National High-Yield Municipal Bond Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

(continues)     41

Notes to financial statements

Delaware National Tax-Free Funds

9. Credit and Market Risk (continued)

The Funds may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (“inverse floaters”) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Funds transferred to the trust, the Funds seek to adjust their portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 28, 2007, there were no inverse floaters.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Statements of Net Assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Fund Reorganization

On February 15, 2007, the Board of Trustees responsible for Delaware Tax-Free Florida Insured Fund (the “Reorganizing Fund”) approved a proposal to reorganize the Reorganizing Fund with and into the Delaware Tax-Free USA Fund (the “Acquiring Fund”), a series of Delaware Tax Free Fund, subject to shareholder approval. The Board of Trustees responsible for the Delaware Tax-Free USA Fund also approved the reorganization.

Reorganizing Fund shareholders will receive a proxy statement/prospectus providing them with information about the Delaware Tax-Free USA Fund and requesting their votes on the proposed reorganization of their Fund at a special meeting of shareholders to be held in June 2007. If approved, the reorganization is expected to take place in the third quarter of 2007.

12. Subsequent Events

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1573)	Printed in the USA
SA-011 [2/07] CGI 4/07	MF-07-03-149 PO11733

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Tax-Free Fund

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2007